Financial risk management (Schedule of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 3,081,518	$ 2,599,074
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	3,081,518	2,599,074
Derivative liabilities	533,562	765,425
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,335,853	754,799
Derivative liabilities	149,827	75,528
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	806,477	1,168,349
Derivative liabilities	190,055	71,326
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	939,188	675,926
Derivative liabilities	$ 193,680	$ 618,571